(Loss) earnings per share (Details Narrative) - shares	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	15,400,000	10,500,000
RSUs [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	1,500,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	36,200,000	39,000,000.0